Debt and Lease Liabilities - Finance leases and Other notes payable (Details) $ in Thousands, $ in Millions	1 Months Ended
	Mar. 31, 2010 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Debt, lease liabilities and other notes payable outstanding
Lease liabilities		$ 7,291,550	$ 8,369,072
Ifrs 16 [Member]
Debt, lease liabilities and other notes payable outstanding
Lease liabilities		$ 4,723,352	4,953,638
Satellite Transponders
Debt, lease liabilities and other notes payable outstanding
Obligated interest rate	7.30%
Capital lease monthly fees (Sky)	$ 3.0
Lease liabilities			$ 2,807,184
Property, plant and equipment, net
Debt, lease liabilities and other notes payable outstanding
Lease term	15 years